Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	£ 109	£ 154
Accruals	718	634
Social security and other taxes	141	174
Other payables	351	352
Deferred income	1,956	1,946
Total	£ 3,275	£ 3,260